REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE
Disclosure of disaggregation of revenue from contracts with customers

	2019			2018
	Brazil	Mexico	Total	Brazil	Mexico	Total
Gold	$153,504	$16,724	$170,228	$—	$28,344	$28,344
Silver	93	23,028	23,121	—	24,962	24,962
Lead	—	3,617	3,617	—	3,982	3,982
Zinc	—	4,861	4,861	—	4,605	4,605
Ore processing revenue	—	102	102	—	—	—
Smelting and refining charges	(200)	(3,524)	(3,724)	—	(2,186)	(2,186)
Revenue from contracts with customers	$153,397	$44,808	$198,205	$—	$59,707	$59,707
Changes in fair value from provisional pricing	—	448	448	—	(273)	(273)
Total revenue	$153,397	$45,256	$198,653	$—	$59,434	$59,434

Schedule of Revenue by Major Customers by Reporting Segments

Customer	Geographical Market	2019	2018
Customer A	Brazil	$153,397	$—
Customer B	Mexico (Guanajuato)	18,445	—
Customer B	Mexico (Topia)	19,892	—
Customer C	Mexico (Guanajuato)	2,549	18,779
Customer D	Mexico (Guanajuato)	2,571	18,601
Customer D	Mexico (Topia)	1,697	—
Customer E	Mexico (Topia)	102	19
Customer F	Mexico (Topia)	—	19,780
Customer G	Mexico (Guanajuato)	—	2,065
Customer H	Mexico (Guanajuato)	—	190
		$198,653	$59,434

Schedule of Revenue by Major Customers by Reporting Segments

Customer	Geographical Market	2019	2018
Customer A	Brazil	$153,397	$—
Customer B	Mexico (Guanajuato)	18,445	—
Customer B	Mexico (Topia)	19,892	—
Customer C	Mexico (Guanajuato)	2,549	18,779
Customer D	Mexico (Guanajuato)	2,571	18,601
Customer D	Mexico (Topia)	1,697	—
Customer E	Mexico (Topia)	102	19
Customer F	Mexico (Topia)	—	19,780
Customer G	Mexico (Guanajuato)	—	2,065
Customer H	Mexico (Guanajuato)	—	190
		$198,653	$59,434